Long-Term Investments (Details)		1 Months Ended		6 Months Ended
	Jun. 24, 2022 USD ($)	Apr. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Aug. 30, 2024 USD ($)	Jun. 24, 2022 HKD ($)
Long-Term Investments [Line Items]
Additional investments				$ 100,000	$ 1,500,000
Investments		$ 600,000	$ 3,647,784	$ 4,323,035
Deposit for long-term investment			$ 500,000
Equity Method Investee [Member]
Long-Term Investments [Line Items]
Additional investments		600,000
One Equity Method Investee [Member]
Long-Term Investments [Line Items]
Acquisition of equity interest rate				20.00%
Limited Partnership [Member]
Long-Term Investments [Line Items]
Investments		$ 100,000				$ 500,000
Limited Partnership [Member]
Long-Term Investments [Line Items]
Partnership agreement	$ 256,420						$ 2,000,000
Partnership interest rate	20.00%